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MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9%
	ASSET MANAGEMENT - 10.9%
17,898	Aker ASA	$ 1,481,391
933,478	Dundee Corporation(a)	1,075,071
24,114	EXOR N.V.	1,833,497
57,602	Grupo de Inversiones Suramericana S.A.(b)	467,637
		4,857,596
	BANKING - 12.2%
141,447	Bancolombia S.A.	1,403,148
1,881,738	IDFC First Bank Ltd.(a)	1,051,602
327,128	Metro Bank plc(a)	397,117
240,632	Standard Chartered plc	1,719,769
66,017	UniCredit SpA	843,110
		5,414,746
	CHEMICALS - 3.1%
16,090	Nutrien Ltd.	1,383,579

	FORESTRY, PAPER & WOOD PRODUCTS - 2.4%
237,720	Canfor Pulp Products, Inc.(a)	1,072,610

	HOUSEHOLD PRODUCTS - 2.8%
13,292	Spectrum Brands Holdings, Inc.	1,233,232

	INSTITUTIONAL BROKERAGE – 1.5%
910,050	Edelweiss Financial Services Ltd.	658,977
	INSTITUTIONAL FINANCIAL SERVICES – 2.1%
25,982	Jefferies Financial Group, Inc.	923,400
	INSURANCE - 6.4%
177,462	Conduit Holdings Ltd.	966,460
18,397	NN Group N.V.	882,610
558,354	Westaim Corporation (The)(a)	990,997
		2,840,067
128,994	INTERNET MEDIA & SERVICES - 3.3% Despegar.com Corporation(a)	1,484,721

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	LEISURE FACILITIES & SERVICES - 4.5%
259,791	Arcos Dorados Holdings, Inc., Class A(a)	$ 2,008,184

	METALS & MINING - 9.2%
45,394	Cameco Corporation	1,116,132
194,075	Major Drilling Group International, Inc.(a)	1,422,216
215,554	Osisko Mining, Inc.(a)	668,234
20,117	Wheaton Precious Metals Corporation	880,923
		4,087,505
	OIL & GAS PRODUCERS - 2.8%
175,520	International Petroleum Corporation/Sweden(a)	1,258,550

	OIL & GAS SERVICES & EQUIPMENT - 7.8%
220,183	Enerflex Ltd.	1,359,958
142,663	Tidewater, Inc.(a)	2,112,840
		3,472,798
	REAL ESTATE INVESTMENT TRUSTS – 5.6%
2,038,568	Cromwell Property Group	1,310,096
2,380,610	Hammerson plc	1,181,843
		2,491,939
	REAL ESTATE OWNERS & DEVELOPERS - 13.1%
1,114,800	BR Properties S.A.	1,631,056
1,176,165	Emaar Properties PJSC	1,626,713
803,990	Sino Land Company Ltd.	1,011,328
679,501	Straits Trading Company Ltd.	1,558,672
		5,827,769
	RETAIL - CONSUMER STAPLES - 2.6%
261,000	Cia Brasileira de Distribuicao	1,178,478

	SPECIALTY FINANCE - 2.8%
18,141	Bajaj Holdings & Investment Ltd.	1,252,781

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8%
9,225	Copa Holdings S.A., Class A(a)	$ 782,649

	TOTAL COMMON STOCKS (Cost $36,564,694)	42,229,581

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.2%
	MONEY MARKET FUNDS - 5.2%
2,308,652	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 0.01% (Cost $2,308,652)(c)	2,308,652

	TOTAL INVESTMENTS - 100.1% (Cost $38,873,346)	$ 44,538,233
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(38,939)
	NET ASSETS - 100.0%	$ 44,499,294

LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2022.

SCHEDULE OF INVESTMENTS
MOERUS WORLDWIDE VALUE FUND
FEBRUARY 28, 2022

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Real Estate Owners & Developers	13.1%
Banking	12.2%
Asset Management	10.9%
Metals & Mining	9.2%
Oil & Gas Services & Equipment	7.8%
Insurance	6.4%
Real Estate Investment Trust	5.6%
Leisure Facilities & Services	4.5%
Internet Media & Services	3.3%
Chemicals	3.1%
Other	18.8%
Total	94.9%
Other Assets Less Liabilities - Net	5.1%
Grand Total	100.0%

SCHEDULE OF INVESTMENTS
MOERUS WORLDWIDE VALUE FUND
FEBRUARY 28, 2022

Diversification of Assets
Country	% of Net Assets
Canada	25.3%
United States	9.6%
United Kingdom	7.4%
India	6.6%
Brazil	6.3%
Italy	6.0%
Uruguay	4.5%
Colombia	4.2%
United Arab Emirates	3.7%
Singapore	3.5%
Argentina	3.3%
Norway	3.3%
Australia	2.9%
Hong Kong	2.3%
Bermuda	2.2%
Netherlands	2.0%
Panama	1.8%
Total	94.9%
Other Assets Less Liabilities - Net	5.1%
Grand Total	100.0%